Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Borrowings Under Securitization Transactions [Abstract]
Borrowings interest rate	5.30%	5.30%
Borrowings range start	May 31, 2025	Apr. 30, 2026
Maximum [Member]
Borrowings Under Securitization Transactions [Abstract]
Borrowings interest rate	8.20%	7.80%
Borrowings range end	Jan. 01, 2027	Aug. 31, 2026
Revolving Credit Facility [Member]
Borrowings [Abstract]
Outstanding borrowings	$ 0	$ 0
Undrawn revolving credit facilities	400,000	400,000
Secured Debt [Member]
Secured Borrowings [Abstract]
Outstanding borrowings	80,615	146,661
Borrowings Under Securitization Transactions [Member]
Borrowings Under Securitization Transactions [Abstract]
Borrowings	$ 299,474	$ 119,323